GOODWILL AND OTHER INTANGIBLE ASSETS - Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	$ 149	$ 150
Amortisation and impairment loss, intangible assets other than goodwill	0	(1)
Intangible assets, ending balance	149	149
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	369
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	(220)
Water rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	61	61
Amortisation and impairment loss, intangible assets other than goodwill	0	0
Intangible assets, ending balance	61	61
Water rights | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	61
Water rights | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	0
Technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	6	6
Amortisation and impairment loss, intangible assets other than goodwill	0	0
Intangible assets, ending balance	6	6
Technology | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	17
Technology | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	(11)
Supply contracts
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0	1
Amortisation and impairment loss, intangible assets other than goodwill	0	(1)
Intangible assets, ending balance	0	0
Supply contracts | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	39
Supply contracts | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	(39)
Exploration potential
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	82	82
Amortisation and impairment loss, intangible assets other than goodwill	0	0
Intangible assets, ending balance	82	$ 82
Exploration potential | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	252
Exploration potential | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	$ (170)